Equity-Based Compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 VAR Plan	Dec. 31, 2012 VAR Plan	Jun. 30, 2013 2012 ESPP	Jun. 30, 2012 2012 ESPP	Dec. 31, 2012 2012 ESPP	Jun. 30, 2013 2012 Plan	Jun. 30, 2012 2012 Plan	Dec. 31, 2012 2012 Plan	Jun. 30, 2013 Restricted stock/restricted stock units	Jun. 30, 2013 Restricted stock	Dec. 31, 2012 Restricted stock	Jun. 03, 2013 Restricted stock units	Jun. 03, 2013 Restricted stock units 2012 Plan	Dec. 31, 2010 Executive	Jun. 30, 2013 Profits Interest Agreement Executive	Dec. 31, 2012 Profits Interest Agreement Executive
Equity-Based Compensation
Profit interest grant vesting period																				6 years	6 years
Liability re-classed to equity															$ 5,147	$ 5,147
Non-cash stock-based compensation expense, net of estimated forfeitures	2,570	2,157	10,385	2,122	1,114	1,744	618	290	0	134		0		536		258			917
Number of shares issued under ESPP								73,717
Unrecognized compensation charge														$ 3,300		$ 3,368
Restricted stock units
Awarded (in shares)																		10,000
Percentage of granted award which will vest																	25.00%
Remaining percentage of granted award which will vest quarterly																	75.00%
Remaining vesting period of granted award																	3 years
Vesting period of granted award								6 months		6 months	4 years		4 years				4 years